Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,043,047
Proposed Maximum Offering Price per Unit	3.08
Maximum Aggregate Offering Price	$ 9,372,584.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,434.94
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Pliant Therapeutics, Inc's (the "Registrant") common stock, par value $0.0001 per share (the "Common Stock") that became issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (2) Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $3.08 per share, the average of the high and low prices of the Registrant's Common Stock on February 24, 2025 as reported on the NASDAQ Global Select Market. (3) Represents shares of the Registrant's Common Stock that were automatically added to the shares authorized for issuance under the Registrant's 2020 Stock Option and Incentive Plan (the "2020 Plan"), on January 1, 2025 pursuant to an "evergreen" provision contained in the 2020 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2020 Plan automatically increases on January 1 of each year, starting on January 1, 2021 and continuing through the termination of the 2020 Plan by 5% of the total number of shares of the Registrant's Common Stock outstanding on December 31st of the preceding calendar year, or a lesser number of shares determined by the Registrant's board of directors.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	608,609
Proposed Maximum Offering Price per Unit	3.08
Maximum Aggregate Offering Price	$ 1,874,515.72
Fee Rate	0.01531%
Amount of Registration Fee	$ 286.99
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Pliant Therapeutics, Inc's (the "Registrant") common stock, par value $0.0001 per share (the "Common Stock") that became issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (2) Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $3.08 per share, the average of the high and low prices of the Registrant's Common Stock on February 24, 2025 as reported on the NASDAQ Global Select Market. (4) Represents shares of the Registrant's Common Stock that were automatically added to the shares authorized for issuance under the Registrant's 2020 Employee Stock Purchase Plan (the "2020 ESPP"), on January 1, 2025 pursuant to an "evergreen" provision contained in the 2020 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2020 ESPP automatically increases on January 1 of each year, starting on January 1, 2021 and continuing through the termination of the 2020 ESPP by the lesser of (i) 1% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year, (ii) 700,000 shares, or (iii) such lesser amount as determined by the administrator of the 2020 ESPP, which is the compensation committee of the Board of Directors of the Company.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	3.08
Maximum Aggregate Offering Price	$ 3,080,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 471.55
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Pliant Therapeutics, Inc's (the "Registrant") common stock, par value $0.0001 per share (the "Common Stock") that became issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (2) Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $3.08 per share, the average of the high and low prices of the Registrant's Common Stock on February 24, 2025 as reported on the NASDAQ Global Select Market. (5) Represents the additional shares of Registrant's Common Stock that may be issued under the Registrant's 2022 Inducement Plan as amended on December 10, 2024.